Share-based Payment - Summarized Information about Stock Options Outstanding (Detail)	12 Months Ended
	Mar. 31, 2018 JPY (¥) yr	Mar. 31, 2017 JPY (¥) yr	Mar. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price		¥ 1
SMFG stock acquisition rights [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price	¥ 1
Number of options	1,003,000	1,180,000	984,400
Remaining contractual lives in years | yr	25.3	26.3